Related Party Transactions - Schedule of Transactions with Key Personnel (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
MCh$	$ 122	$ 89
Consumer loans [member]
Disclosure of detailed information about financial instruments [line items]
MCh$	421	339
Commercial Loan 1 [member]
Disclosure of detailed information about financial instruments [line items]
MCh$	546	536
Mortgages1 [member]
Disclosure of detailed information about financial instruments [line items]
MCh$	$ 826	$ 2,325